Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment

	Useful life			As of June 30,	As of December 31,
(in thousands)	(years)			2018	2017	2016
				(Unaudited)
Computer hardware and software	3	‐	5	$3,866	$3,732	$3,344
Manufacturing and lab equipment	2	‐	7	47,048	43,432	37,805
Office equipment and furniture	5	‐	7	1,122	1,053	942
Leasehold improvements	2	‐	12	18,987	18,580	18,299
				71,023	66,797	60
Accumulated depreciation				(51,495)	(48,829)	(43,067)
				$19,528	$17,968	$17,323